Organization and Description of Business - Schedule of Financial Statements and Balances of the VIE and Its Subsidiaries (Details) - VIE [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Statement Amounts and Balances of the VIE and its Subsidiaries [Line Items]
Current assets	$ 4,857,898	$ 4,680,414
Non-current assets	1,474,700	528,032
TOTAL ASSETS	6,332,598	5,208,446
Current liabilities	4,213,668	4,175,038
Non-current liabilities	6,363	43,972
TOTAL LIABILITIES	$ 4,220,031	$ 4,219,010